Insurance Contract Receivables - Changes in Insurance Contract Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance premiums receivable
Insurance premiums receivable, beginning balance	$ 1,906.2	$ 1,677.1
Gross premiums written	9,329.9	6,930.2
Premiums collected	(8,075.2)	(6,050.5)
Recovery (impairments)	0.5	(1.6)
Amounts due to brokers and agents	(932.3)	(707.8)
Acquisitions of subsidiaries (note 23)	604.1	54.7
Divestiture of subsidiary (note 23)	(64.7)	0.0
Foreign exchange effect and other	(16.2)	4.1
Insurance premiums receivable, ending balance	2,752.3	1,906.2
Reinsurance premiums receivable
Reinsurance premiums receivable, beginning balance	788.8	659.5
Gross premiums written	2,877.6	2,604.1
Premiums collected	(2,323.3)	(1,876.5)
Recovery (impairments)	(0.7)	(1.2)
Amounts due to brokers and agents	(686.4)	(581.2)
Acquisitions of subsidiaries (note 23)	445.2	0.8
Divestiture of subsidiary (note 23)	(48.5)	0.0
Foreign exchange effect and other	33.7	(16.7)
Reinsurance premiums receivable, ending balance	$ 1,086.4	$ 788.8